Cash, Loan and Dividend Restrictions Cash, Loan and Dividend Restrictions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Nature of Restrictions on Cash Equivalents [Table Text Block]	Table 3.1 provides a summary of restrictions on cash equivalents in addition to the FRB reserve cash balance requirements.

Table 3.1: Nature of Restrictions on Cash Equivalents

(in millions)	Dec 31, 2019	Dec 31, 2018
Average required reserve balance for FRB (1)	$11,374	12,428
Reserve balance for non-U.S. central banks	460	517
Segregated for benefit of brokerage customers under federal and other brokerage regulations	733	1,135
Related to consolidated variable interest entities (VIEs) that can only be used to settle liabilities of VIEs	300	147
(1)
FRB required reserve balance represents average for the years ended December 31, 2019, and December 31, 2018.